UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Equity Index 500 Fund

Investor Class (PREIX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$10	0.19%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$39,755,113
Number of Portfolio Holdings	507
Table Summary

Portfolio Turnover Rate	1.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.0%
Financials	11.8
Communication Services	9.6
Consumer Discretionary	9.2
Industrials & Business Services	9.0
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.2
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.5%
Apple	6.6
Alphabet	5.8
Microsoft	4.3
Amazon.com	3.6
Broadcom	2.8
Micron Technology	2.0
Meta Platforms	1.9
Tesla	1.8
Eli Lilly	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F50-053 8/26

Equity Index 500 Fund

Investor Class (PREIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Equity Index 500 Fund

I Class (PRUIX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$3	0.05%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$39,755,113
Number of Portfolio Holdings	507
Table Summary

Portfolio Turnover Rate	1.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.0%
Financials	11.8
Communication Services	9.6
Consumer Discretionary	9.2
Industrials & Business Services	9.0
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.2
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.5%
Apple	6.6
Alphabet	5.8
Microsoft	4.3
Amazon.com	3.6
Broadcom	2.8
Micron Technology	2.0
Meta Platforms	1.9
Tesla	1.8
Eli Lilly	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F528-053 8/26

Equity Index 500 Fund

I Class (PRUIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Equity Index 500 Fund

Z Class (TRHZX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$39,755,113
Number of Portfolio Holdings	507
Table Summary

Portfolio Turnover Rate	1.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	38.0%
Financials	11.8
Communication Services	9.6
Consumer Discretionary	9.2
Industrials & Business Services	9.0
Health Care	9.0
Consumer Staples	4.6
Energy	2.9
Utilities	2.2
Other	3.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	7.5%
Apple	6.6
Alphabet	5.8
Microsoft	4.3
Amazon.com	3.6
Broadcom	2.8
Micron Technology	2.0
Meta Platforms	1.9
Tesla	1.8
Eli Lilly	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1251-053 8/26

Equity Index 500 Fund

Z Class (TRHZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund
PRUIX Equity Index 500 Fund–
.
I Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 177.63 $ 154.60 $ 125.41 $ 100.94 $ 125.31 $ 99.17
Investment
activities
Net investment
income
(1)(2)
0.89 1.74 1.69 1.65 1.50 1.36
Net realized and
unrealized gain/
loss 16.95 25.42 29.30 24.48 (24.35) 26.74
Total from
investment
activities 17.84 27.16 30.99 26.13 (22.85) 28.10
Distributions
Net investment
income (0.87) (1.75) (1.74) (1.66) (1.52) (1.44)
Net realized gain — (2.38) (0.06) — — (0.52)
Total distributions (0.87) (4.13) (1.80) (1.66) (1.52) (1.96)
NET ASSET
VALUE
End of period $ 194.60 $ 177.63 $ 154.60 $ 125.41 $ 100.94 $ 125.31

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.09% 17.65% 24.78% 26.06% (18.28)% 28.50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.19%
(4)
0.19% 0.18% 0.19% 0.20% 0.16%
Net expenses
after waivers/
payments by
Price Associates 0.19%
(4)
0.19% 0.18% 0.19% 0.20% 0.16%
Net investment
income 0.98%
(4)
1.07% 1.19% 1.46% 1.38% 1.21%
Portfolio turnover
rate 1.3% 3.2% 3.6% 5.8% 3.1% 3.1%
Net assets, end of
period (in millions) $9,357 $8,803 $8,258 $7,218 $5,704 $11,145
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 177.66 $ 154.62 $ 125.41 $ 100.93 $ 125.32 $ 99.16
Investment
activities
Net investment
income
(1)(2)
1.01 1.97 1.89 1.80 1.68 1.47
Net realized and
unrealized gain/
loss 16.96 25.42 29.30 24.49 (24.36) 26.75
Total from
investment
activities 17.97 27.39 31.19 26.29 (22.68) 28.22
Distributions
Net investment
income (1.00) (1.97) (1.92) (1.81) (1.71) (1.54)
Net realized gain — (2.38) (0.06) — — (0.52)
Total distributions (1.00) (4.35) (1.98) (1.81) (1.71) (2.06)
NET ASSET
VALUE
End of period $ 194.63 $ 177.66 $ 154.62 $ 125.41 $ 100.93 $ 125.32

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.17% 17.81% 24.95% 26.23% (18.15)% 28.63%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.08%
(4)
0.08% 0.08% 0.08% 0.08% 0.10%
Net expenses
after waivers/
payments by
Price Associates 0.05%
(4)
0.05% 0.05% 0.05% 0.05% 0.06%
Net investment
income 1.12%
(4)
1.21% 1.32% 1.60% 1.57% 1.31%
Portfolio turnover
rate 1.3% 3.2% 3.6% 5.8% 3.1% 3.1%
Net assets, end of
period (in millions) $14,820 $13,202 $10,824 $7,970 $6,020 $3,507
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 177.63 $ 154.58 $ 125.38 $ 100.90 $ 125.27 $ 99.13
Investment
activities
Net investment
income
(1)(2)
1.05 2.05 1.96 1.86 1.71 1.54
Net realized and
unrealized gain/
loss 16.95 25.42 29.29 24.48 (24.34) 26.73
Total from
investment
activities 18.00 27.47 31.25 26.34 (22.63) 28.27
Distributions
Net investment
income (1.04) (2.04) (1.99) (1.86) (1.74) (1.61)
Net realized gain — (2.38) (0.06) — — (0.52)
Total distributions (1.04) (4.42) (2.05) (1.86) (1.74) (2.13)
NET ASSET
VALUE
End of period $ 194.59 $ 177.63 $ 154.58 $ 125.38 $ 100.90 $ 125.27

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
10.19% 17.87% 25.01% 26.30% (18.11)% 28.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.05%
(4)
0.05% 0.05% 0.05% 0.05% 0.06%
Net expenses
after waivers/
payments by
Price Associates 0.00%
(4)
0.00% 0.00% 0.00% 0.00% 0.00%
Net investment
income 1.16%
(4)
1.26% 1.37% 1.65% 1.57% 1.37%
Portfolio turnover
rate 1.3% 3.2% 3.6% 5.8% 3.1% 3.1%
Net assets, end of
period (in millions) $15,579 $15,893 $14,975 $13,269 $11,283 $19,852
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  100.0%
COMMUNICATION SERVICES  9.6%
Diversified Telecommunication Services  0.6%
AT&T  4,260,767 88,198
Comcast, Class A  2,219,692 54,494
Verizon Communications  2,563,209 108,526
251,218
Entertainment  1.0%
Electronic Arts  139,210 28,544
Live Nation Entertainment (1) 96,486 17,668
Netflix (1) 2,590,717 184,977
Take-Two Interactive Software (1) 107,517 26,877
TKO Group Holdings  40,034 8,059
Walt Disney  1,065,491 102,553
Warner Bros Discovery (1) 1,533,257 40,877
409,555
Interactive Media & Services  7.8%
Alphabet, Class A  3,613,052 1,291,196
Alphabet, Class C  2,912,023 1,028,905
Meta Platforms, Class A  1,351,768 761,438
3,081,539
Media  0.1%
Charter Communications, Class A (1)(2) 53,037 7,542
EchoStar, Class A (1)(2) 81,664 8,289
Fox, Class A  123,004 6,416
Fox, Class B  84,183 3,943
News, Class A  230,516 5,724
News, Class B (2) 70,407 1,975
Omnicom Group  169,253 12,327
Paramount Skydance, Class B  198,254 1,955
Trade Desk, Class A (1) 271,171 4,903
53,074
Wireless Telecommunication Services  0.1%
T-Mobile U.S.  284,133 47,658
47,658
Total Communication Services 3,843,044
CONSUMER DISCRETIONARY  9.2%
Automobile Components  0.0%
Aptiv  (1) 130,949 8,038
8,038

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Automobiles  2.0%
Ford Motor  2,425,796 33,719
General Motors  559,276 43,109
Tesla (1) 1,734,444 729,507
806,335
Broadline Retail  3.7%
Amazon.com (1) 6,035,306 1,438,455
eBay  279,689 31,255
1,469,710
Distributors  0.0%
Genuine Parts  85,966 10,142
10,142
Hotels, Restaurants & Leisure  1.6%
Airbnb, Class A (1) 261,518 37,423
Booking Holdings  474,789 84,626
Carnival  783,653 22,389
Chipotle Mexican Grill (1) 805,992 27,404
Darden Restaurants  71,515 14,733
Domino's Pizza  18,598 5,506
DoorDash , Class A (1) 230,000 42,442
Expedia Group  72,403 18,527
Hilton Worldwide Holdings  141,882 46,886
Las Vegas Sands  186,536 8,616
Marriott International, Class A  136,059 50,422
McDonald's  436,647 118,030
MGM Resorts International (1) 116,123 5,552
Norwegian Cruise Line Holdings (1) 270,979 5,720
Royal Caribbean Cruises  155,639 49,420
Starbucks  704,435 71,986
Wynn Resorts (2) 52,703 5,117
Yum! Brands  171,822 27,468
642,267
Household Durables  0.2%
DR Horton  165,296 26,923
Garmin  101,178 24,034
Lennar, Class A  133,172 12,051
NVR (1) 1,735 11,821
PulteGroup  119,352 16,376
91,205

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Leisure Products  0.0%
Hasbro  82,135 6,784
6,784
Specialty Retail  1.5%
AutoZone (1) 10,229 32,691
Best Buy  118,864 9,019
Carvana (1) 436,510 28,731
Home Depot  615,640 217,124
Lowe's  346,883 76,484
O'Reilly Automotive (1) 506,623 46,655
Ross Stores  200,135 42,599
TJX  679,362 102,923
Tractor Supply  325,249 10,281
Ulta Beauty (1) 27,451 12,380
Williams-Sonoma  73,829 17,210
596,097
Textiles, Apparel & Luxury Goods  0.2%
Deckers Outdoor (1) 87,365 8,674
Lululemon Athletica (1) 65,856 7,519
NIKE, Class B  737,833 30,288
Ralph Lauren  23,374 9,383
Tapestry  124,940 18,289
74,153
Total Consumer Discretionary 3,704,731
CONSUMER STAPLES  4.6%
Beverages  1.0%
Brown-Forman, Class B (2) 103,979 2,771
Coca-Cola  2,394,184 194,575
Constellation Brands, Class A  86,811 12,075
Keurig Dr Pepper  833,930 27,294
Molson Coors Beverage, Class B  99,738 3,886
Monster Beverage (1) 441,660 42,452
PepsiCo  845,206 114,441
397,494
Consumer Staples Distribution & Retail  1.7%
Casey's General Stores  22,672 18,020
Costco Wholesale  273,083 255,461
Dollar General  134,305 15,460
Dollar Tree (1) 114,815 13,887
Kroger  356,981 19,823
Sysco  296,555 24,786

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Target  279,545 36,511
Walmart  2,699,233 305,715
689,663
Food Products  0.4%
Archer-Daniels-Midland  297,504 22,729
Bunge Global (2) 83,996 8,965
General Mills  331,264 11,528
Hershey  91,409 16,038
Hormel Foods  181,302 4,500
J M Smucker  65,685 7,390
Kraft Heinz  527,341 12,456
McCormick  154,934 7,812
Mondelez International, Class A  793,189 45,878
Tyson Foods, Class A  173,564 9,936
147,232
Household Products  0.8%
Church & Dwight  147,010 14,243
Clorox  74,939 7,152
Colgate-Palmolive  496,261 45,497
Kimberly-Clark  205,459 22,553
Procter & Gamble  1,435,979 210,572
300,017
Personal Care Products  0.1%
Estee Lauder, Class A  152,190 12,016
Kenvue 1,186,140 22,667
34,683
Tobacco  0.6%
Altria Group  1,037,935 74,680
Philip Morris International  962,701 174,162
248,842
Total Consumer Staples 1,817,931
ENERGY  2.9%
Energy Equipment & Services  0.2%
Baker Hughes  610,365 33,875
Halliburton  513,301 17,427
SLB  925,463 43,025
94,327
Oil, Gas & Consumable Fuels  2.7%
APA  218,816 7,127
Chevron  1,151,873 190,934
ConocoPhillips  747,572 77,718

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Devon Energy  713,053 29,463
Diamondback Energy  120,024 21,098
EOG Resources  325,485 42,225
EQT  383,956 20,415
Expand Energy  147,953 13,492
Exxon Mobil  2,551,468 348,837
Kinder Morgan  1,204,703 38,514
Marathon Petroleum  182,509 46,662
Occidental Petroleum  444,875 21,608
ONEOK  389,116 33,830
Phillips 66  249,269 42,139
Targa Resources  132,505 35,530
Texas Pacific Land  35,815 15,674
Valero Energy  180,972 47,132
Williams  755,883 56,192
1,088,590
Total Energy 1,182,917
FINANCIALS  11.8%
Banks  3.4%
Bank of America  4,015,823 228,822
Citigroup  1,047,917 146,666
Citizens Financial Group  259,711 18,198
Fifth Third Bancorp  556,988 31,397
Huntington Bancshares  1,250,483 22,171
JPMorgan Chase  1,650,197 540,159
KeyCorp  580,379 13,378
M&T Bank  88,624 21,093
PNC Financial Services Group  249,848 61,518
Regions Financial  537,477 16,232
Truist Financial  780,982 38,908
U.S. Bancorp  962,114 58,112
Wells Fargo  1,880,527 155,407
1,352,061
Capital Markets  3.0%
Ameriprise Financial  56,499 25,920
Ares Management, Class A  126,966 14,133
Bank of New York Mellon  425,733 61,565
Blackrock  89,242 85,812
Blackstone  454,971 53,536
Cboe Global Markets  64,767 15,717
Charles Schwab  1,002,367 92,488
CME Group  223,049 49,256

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Coinbase Global, Class A (1) 138,027 20,178
FactSet Research Systems  23,099 5,315
Franklin Resources  183,698 6,112
Goldman Sachs Group  181,402 183,465
Interactive Brokers Group, Class A  275,633 23,991
Intercontinental Exchange  351,507 43,274
Invesco  273,260 7,211
KKR  424,685 38,978
Moody's  91,807 41,581
Morgan Stanley  736,723 154,005
MSCI  45,470 25,465
Nasdaq  277,921 21,906
Northern Trust  115,383 20,058
Raymond James Financial (2) 107,204 16,298
Robinhood Markets, Class A (1) 486,462 48,782
S&P Global  186,026 75,761
State Street  172,709 29,291
T. Rowe Price Group (3) 135,370 15,390
1,175,488
Consumer Finance  0.5%
American Express  326,601 110,473
Capital One Financial  386,500 77,540
Synchrony Financial  212,178 16,136
204,149
Financial Services  3.3%
Apollo Global Management  285,641 33,794
Berkshire Hathaway, Class B (1) 1,129,073 564,977
Block (1) 338,949 25,760
Corpay  (1) 39,244 13,079
Fidelity National Information Services  319,211 12,411
Fiserv (1) 333,640 16,365
Global Payments  144,407 10,478
Jack Henry & Associates  44,466 6,125
Mastercard, Class A  496,365 254,933
PayPal Holdings  532,345 22,987
Visa, Class A  1,021,567 350,489
1,311,398
Insurance  1.6%
Aflac  288,110 33,781
Allstate  160,502 38,190
American International Group  332,057 24,748
Aon, Class A  132,712 44,019

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Arch Capital Group (1) 218,893 21,246
Arthur J Gallagher  158,597 36,409
Assurant  30,863 8,288
Brown & Brown (2) 177,577 11,391
Chubb  221,197 75,371
Cincinnati Financial  96,219 17,814
Erie Indemnity, Class A (2) 15,902 3,812
Everest Group  24,997 8,930
Globe Life  49,317 8,812
Hartford Insurance Group  172,718 22,889
Loews  104,883 11,874
Marsh & McLennan  299,485 49,915
MetLife  340,531 28,812
Principal Financial Group  122,807 13,236
Progressive  362,374 79,161
Prudential Financial  213,315 23,023
Travelers  129,852 42,867
W R Berkley  184,999 13,048
Willis Towers Watson  58,875 15,388
633,024
Total Financials 4,676,120
HEALTH CARE  9.0%
Biotechnology  1.7%
AbbVie  1,092,026 274,797
Amgen  333,034 120,598
Biogen (1) 90,520 19,558
Gilead Sciences  767,401 96,954
Incyte (1) 102,748 11,648
Moderna (1) 215,466 15,089
Regeneron Pharmaceuticals  62,032 38,679
Vertex Pharmaceuticals (1) 157,111 78,042
655,365
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  1,075,513 97,592
Align Technology (1) 41,168 6,943
Baxter International (2) 316,538 6,749
Becton Dickinson & Company  167,249 25,310
Boston Scientific (1) 917,398 39,154
Cooper (1) 121,514 8,714
Dexcom (1) 235,381 15,853
Edwards Lifesciences (1) 358,013 32,386
GE HealthCare Technologies  278,763 17,844

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Hologic, CVR (1)(4) 140,885 —
IDEXX Laboratories (1) 49,041 25,817
Insulet  (1) 43,427 6,612
Intuitive Surgical (1) 219,659 87,354
Medtronic  793,005 62,037
ResMed  89,065 17,357
Solventum  (1) 90,771 7,003
STERIS  60,913 12,826
Stryker  213,044 67,075
Zimmer Biomet Holdings  122,608 10,555
547,181
Health Care Providers & Services  1.7%
Cardinal Health  145,620 34,593
Cencora 119,591 33,842
Centene (1) 287,916 18,481
Cigna Group  163,029 44,944
CVS Health  786,917 81,407
DaVita (1) 20,324 4,522
Elevance Health  132,599 51,280
HCA Healthcare  96,844 37,759
Henry Schein (1) 62,167 5,192
Humana  74,027 29,405
Labcorp Holdings  51,493 14,418
McKesson  73,455 55,503
Quest Diagnostics  68,318 14,480
UnitedHealth Group  559,705 232,630
Universal Health Services, Class B  34,570 5,140
663,596
Health Care Technology  0.0%
Veeva Systems, Class A (1) 93,650 16,620
16,620
Life Sciences Tools & Services  0.8%
Agilent Technologies  173,542 23,052
Bio-Techne (2) 96,228 6,799
Charles River Laboratories International (1) 30,544 6,927
Danaher  389,151 74,125
IQVIA Holdings (1) 103,834 20,063
Mettler-Toledo International (1) 12,598 16,094
Revvity  (2) 68,252 7,594
Thermo Fisher Scientific  228,014 114,317
Waters (1) 60,149 22,558

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  44,525 15,984
307,513
Pharmaceuticals  3.4%
Bristol-Myers Squibb  1,259,202 72,555
Eli Lilly  487,171 584,328
Johnson & Johnson  1,481,700 376,307
Merck  1,518,133 195,080
Pfizer  3,516,519 84,678
Viatris 713,483 11,330
Zoetis  261,214 18,771
1,343,049
Total Health Care 3,533,324
INDUSTRIALS & BUSINESS SERVICES  9.0%
Aerospace & Defense  2.3%
Axon Enterprise (1) 48,418 27,144
Boeing (1) 485,809 105,163
General Dynamics  157,052 55,634
General Electric  641,726 239,832
Honeywell Aerospace (1) 196,304 43,399
Howmet Aerospace  248,000 66,677
Huntington Ingalls Industries  23,602 6,606
L3Harris Technologies  115,524 33,570
Lockheed Martin  125,240 63,805
Northrop Grumman  82,531 42,034
RTX  830,127 157,500
Textron  107,261 9,839
TransDigm Group  34,768 46,312
897,515
Air Freight & Logistics  0.3%
CH Robinson Worldwide  72,298 13,617
Expeditors International of Washington  83,011 13,529
FedEx  133,813 41,901
United Parcel Service, Class B  455,261 48,940
117,987
Building Products  0.5%
A.O. Smith  69,863 4,382
Allegion  53,353 7,495
Builders FirstSource  (1) 68,731 6,150
Carrier Global  484,921 35,569
Johnson Controls International  378,254 55,267
Lennox International (2) 19,725 11,301

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Masco  124,913 10,164
Trane Technologies  136,906 67,243
197,571
Commercial Services & Supplies  0.4%
Cintas  210,230 35,756
Copart (1) 551,134 15,536
Republic Services  124,528 26,534
Rollins  177,254 7,399
Veralto 154,219 13,676
Waste Management  229,656 51,186
150,087
Construction & Engineering  0.3%
Comfort Systems USA  21,768 43,143
EMCOR Group  27,703 22,990
Quanta Services  92,235 66,413
132,546
Electrical Equipment  1.3%
AMETEK  142,435 34,461
Eaton  240,244 102,373
Emerson Electric  347,782 49,785
GE Vernova 165,158 194,037
Generac Holdings (1) 35,916 10,517
Hubbell  32,481 16,994
Rockwell Automation  69,533 34,424
Vertiv Holdings, Class A  236,549 79,201
521,792
Ground Transportation  0.9%
CSX  1,150,899 54,702
Fedex Freight Holding (1) 66,907 10,103
JB Hunt Transport Services  46,371 13,421
Norfolk Southern  138,951 43,713
Old Dominion Freight Line  113,008 24,477
Uber Technologies (1) 1,247,972 90,054
Union Pacific  367,018 99,829
336,299
Industrial Conglomerates  0.2%
3M  319,166 51,676
Honeywell International  196,304 43,953
95,629
Machinery  2.0%
Caterpillar  283,397 301,790

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Cummins  85,519 60,993
Deere  155,916 98,902
Dover  83,597 18,749
Fortive 190,965 11,666
IDEX  46,250 10,496
Illinois Tool Works  162,267 43,888
Ingersoll Rand  217,431 17,827
Nordson  32,818 9,901
Otis Worldwide  241,077 17,261
PACCAR  325,002 39,039
Parker-Hannifin  78,033 76,326
Pentair  101,889 7,811
Snap-on  32,232 12,970
Stanley Black & Decker  95,477 8,986
Westinghouse Air Brake Technologies  105,519 28,448
Xylem  150,744 17,820
782,873
Passenger Airlines  0.2%
Delta Air Lines  400,615 37,522
Southwest Airlines  303,504 15,606
United Airlines Holdings (1) 200,146 27,218
80,346
Professional Services  0.3%
Automatic Data Processing  249,073 55,780
Broadridge Financial Solutions  72,466 9,924
Equifax  74,779 11,869
Jacobs Solutions  72,296 9,109
Leidos Holdings  79,215 8,157
Paychex  197,853 19,455
Verisk Analytics  78,654 14,121
128,415
Trading Companies & Distributors  0.3%
Fastenal  710,453 34,123
United Rentals  38,896 44,065
W.W. Grainger  27,067 36,822
115,010
Total Industrials & Business Services 3,556,070
INFORMATION TECHNOLOGY  38.0%
Communications Equipment  1.3%
Arista Networks (1) 638,668 108,497
Ciena  (1) 87,140 42,747

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Cisco Systems  2,431,570 285,612
F5 (1) 34,821 14,484
Lumentum Holdings (1) 46,711 40,081
Motorola Solutions  102,499 42,567
533,988
Electronic Equip, Instr & Cmpts  0.1%
Flex (1) 226,637 36,731
36,731
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  760,389 134,072
CDW  80,780 11,361
Coherent (1) 117,753 46,450
Corning  482,766 123,313
Jabil  64,789 24,975
Keysight Technologies (1) 105,897 37,071
TE Connectivity  181,496 36,591
Teledyne Technologies (1) 28,728 19,159
Zebra Technologies, Class A (1) 30,073 7,917
440,909
IT Services  0.7%
Accenture, Class A  380,593 47,361
Akamai Technologies (1) 89,131 10,536
Cognizant Technology Solutions, Class A  292,183 11,316
Gartner (1) 43,407 5,627
GoDaddy, Class A (1) 81,292 6,900
International Business Machines  578,088 162,564
VeriSign  50,395 12,677
256,981
Semiconductors & Semiconductor Equipment  19.1%
Advanced Micro Devices (1) 1,004,163 583,328
Analog Devices  302,196 120,023
Applied Materials  488,568 353,235
Broadcom  2,917,233 1,101,985
First Solar (1) 65,761 15,517
Intel (1) 2,903,159 405,368
KLA  803,213 242,337
Lam Research  771,591 334,354
Marvell Technology  539,698 160,771
Microchip Technology  334,978 30,550
Micron Technology  695,378 802,668
Monolithic Power Systems  29,980 41,443
NVIDIA  14,927,340 2,986,812

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  155,468 43,691
ON Semiconductor (1) 243,862 23,055
Qnity Electronics  128,304 20,953
QUALCOMM  647,412 119,635
Skyworks Solutions  90,634 6,145
Teradyne  96,669 46,772
Texas Instruments  561,261 167,295
7,605,937
Software  7.5%
Adobe (1) 247,335 50,709
AppLovin , Class A (1) 165,074 85,051
Autodesk (1) 131,173 25,503
Cadence Design Systems (1) 168,487 63,236
Crowdstrike Holdings, Class A (1) 155,626 118,764
Datadog, Class A (1) 203,237 52,915
Fair Isaac (1) 14,588 17,429
Fortinet (1) 381,307 58,576
Gen Digital  339,595 8,452
Intuit  172,123 44,924
Microsoft  4,577,659 1,707,558
Oracle  1,047,753 153,548
Palantir Technologies, Class A (1) 1,412,676 164,817
Palo Alto Networks (1) 499,756 170,427
PTC (1) 73,838 8,389
Roper Technologies  60,731 20,551
Salesforce  501,115 78,505
ServiceNow (1) 630,800 62,626
Synopsys (1) 118,425 52,826
Trimble (1)(2) 148,138 7,582
Tyler Technologies (1) 26,791 7,835
Workday, Class A (1) 122,599 15,009
2,975,232
Technology Hardware, Storage & Peripherals  8.2%
Apple  9,051,738 2,619,211
Dell Technologies, Class C  177,135 76,427
Hewlett Packard Enterprise  820,841 37,028
HP  565,935 12,417
NetApp  122,363 18,937
Sandisk  (1) 91,295 207,580
Seagate Technology Holdings  137,182 132,381
Super Micro Computer (1) 311,733 9,143

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Digital  210,954 134,740
3,247,864
Total Information Technology 15,097,642
MATERIALS  1.8%
Chemicals  1.0%
Air Products & Chemicals  137,748 40,385
Albemarle  71,728 9,686
CF Industries Holdings  95,217 10,308
Corteva  415,086 35,154
Dow  444,235 12,154
DuPont de Nemours  84,167 11,416
Ecolab  157,709 43,939
International Flavors & Fragrances  158,461 12,553
Linde  284,035 147,397
LyondellBasell Industries, Class A  159,512 8,398
Mosaic  194,462 4,121
PPG Industries  138,360 16,782
Sherwin-Williams  142,657 49,120
401,413
Construction Materials  0.2%
CRH  414,785 44,382
Martin Marietta Materials  36,966 21,318
Vulcan Materials  81,044 23,909
89,609
Containers & Packaging  0.2%
Amcor (2) 285,908 12,394
Avery Dennison  47,701 7,744
Ball  162,076 10,113
International Paper  326,767 12,450
Packaging Corp. of America  55,299 13,177
Smurfit Westrock  317,749 14,699
70,577
Metals & Mining  0.4%
Freeport-McMoRan  889,491 55,940
Newmont  653,592 61,046
Nucor  141,606 31,543
Steel Dynamics  84,962 19,495
168,024
Total Materials 729,623

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  1.9%
Health Care Real Estate Investment Trusts  0.4%
Alexandria Real Estate Equities, REIT  92,794 4,904
Healthpeak Properties, REIT  430,862 9,220
Ventas, REIT  288,443 25,614
Welltower, REIT  431,549 97,949
137,687
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  387,481 9,187
9,187
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  574,819 77,871
77,871
Office Real Estate Investment Trusts  0.0%
BXP, REIT  88,038 5,838
5,838
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 178,216 24,004
CoStar Group (1) 256,365 7,260
31,264
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  87,096 16,434
Camden Property Trust, REIT  63,239 7,240
Equity Residential, REIT  212,474 14,434
Essex Property Trust, REIT  39,768 11,596
Invitation Homes, REIT  345,453 10,436
Mid-America Apartment Communities, REIT  72,091 10,016
UDR, REIT  187,103 7,469
77,625
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  46,966 5,798
Kimco Realty, REIT  408,921 10,366
Realty Income, REIT  569,155 35,265
Regency Centers, REIT  99,291 7,917
Simon Property Group, REIT  201,191 44,996
104,342
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  289,734 47,392
Crown Castle, REIT  269,512 20,410
Digital Realty Trust, REIT  198,689 35,681

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Equinix, REIT  60,775 63,351
Extra Space Storage, REIT  131,351 19,085
Iron Mountain, REIT  183,152 23,134
Public Storage, REIT  97,741 31,112
SBA Communications, REIT  65,490 11,556
VICI Properties, REIT  664,313 17,637
Weyerhaeuser, REIT  445,679 10,670
280,028
Total Real Estate 723,842
UTILITIES  2.2%
Electric Utilities  1.4%
Alliant Energy (2) 159,017 12,131
American Electric Power  334,963 45,826
Constellation Energy  192,970 47,928
Duke Energy  481,036 60,890
Edison International  237,328 17,669
Entergy  280,037 32,165
Evergy 142,920 12,353
Eversource Energy  232,214 16,782
Exelon  632,233 29,475
FirstEnergy  320,620 15,242
NextEra Energy  1,288,012 113,049
NRG Energy  131,481 19,204
PG&E  1,347,936 22,672
Pinnacle West Capital (2) 74,523 7,974
PPL  457,707 16,638
Southern  683,170 65,386
Xcel Energy  370,889 29,782
565,166
Gas Utilities  0.1%
Atmos Energy  101,349 17,459
17,459
Independent Power & Renewable Electricity
Producers  0.1%
AES  440,825 6,462
Vistra 197,074 31,262
37,724
Multi-Utilities  0.6%
Ameren  169,278 19,135
CenterPoint Energy (2) 402,802 17,739
CMS Energy  189,612 14,505
Consolidated Edison  221,377 24,491

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Dominion Energy  528,361 36,082
DTE Energy  128,530 19,584
NiSource  291,724 13,872
Public Service Enterprise Group  308,919 25,072
Sempra  403,703 37,427
WEC Energy Group  200,600 23,424
231,331
Water Utilities  0.0%
American Water Works  120,367 15,838
15,838
Total Utilities 867,518
Total Common Stocks (Cost $8,969,025) 39,732,762
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.69% (3)(5) 71,152,260 71,152
Total Short-Term Investments (Cost $71,152) 71,152
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(5) 59,113,127 59,113
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 59,113
Total Securities Lending Collateral (Cost $59,113) 59,113
Total Investments in Securities
100.3% of Net Assets
(Cost $9,099,290) $ 39,863,027
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(3) Affiliated Companies
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield

T. ROWE PRICE Equity Index 500 Fund

.
.
.
.
.
.
.
.
.
.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 74 S&P 500 E-Mini Index contracts 9/26 27,929 $ 108
Net payments (receipts) of variation margin to date 388
Variation margin receivable (payable) on open futures contracts $ 496

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 453 $ 1,061 $ 354
T. Rowe Price Government Reserve Fund,
3.69% — — 971
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ 453# $ 1,061 $ 1,325+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Group  $ 14,657 $ — $ 328 $ 15,390
T. Rowe Price Government
Reserve Fund, 3.69% 176,228  ¤  ¤ 71,152
T. Rowe Price Treasury
Reserve Fund, 3.66% 32,266  ¤  ¤ 59,113
Total $ 145,655^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on
securities
lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $1,325 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $136,195.

T. ROWE PRICE Equity Index 500 Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $9,099,290) $ 39,863,027
Dividends receivable 17,925
Receivable for shares sold 13,048
Cash deposits on futures contracts 5,338
Variation margin receivable on futures contracts 496
Due from affiliates 440
Other assets 131
Total assets 39,900,405
Liabilities
Payable for shares redeemed 83,266
Obligation to return securities lending collateral 59,113
Investment management fees payable 1,623
Payable to directors 21
Other liabilities 1,269
Total liabilities 145,292
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 39,755,113
Net Assets Consist of:
Total distributable earnings (loss) $ 32,300,554
Paid-in capital applicable to 204,285,097 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 7,454,559
NET ASSETS $ 39,755,113
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,356,687; Shares outstanding: 48,082,826) $ 194.60
I Class
(Net assets: $14,819,676; Shares outstanding:
76,144,693) $ 194.63
Z Class
(Net assets: $15,578,750; Shares outstanding:
80,057,578) $ 194.59

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $48) $ 218,526
Securities lending 79
Other 134
Total income 218,739
Expenses
Investment management 9,381
Shareholder servicing
Investor Class $ 5,925
I Class 1,682 7,607
Prospectus and shareholder reports
Investor Class 58
I Class 11
Z Class 1 70
Custody and accounting 427
Registration 85
Directors 51
Legal and audit 14
Miscellaneous 24
Waived / paid by Price Associates (5,940)
Total expenses 11,719
Net investment income 207,020

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,382,094
Futures 2,658
Net realized gain 1,384,752
Change in net unrealized gain / loss
Securities 2,117,425
Futures 474
Change in net unrealized gain / loss 2,117,899
Net realized and unrealized gain / loss 3,502,651
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,709,671

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 207,020 $ 420,635
Net realized gain 1,384,752 1,311,657
Change in net unrealized gain / loss 2,117,899 4,106,989
Increase in net assets from operations 3,709,671 5,839,281
Distributions to shareholders
Net earnings
Investor Class (41,911) (204,000)
I Class (75,121) (313,945)
Z Class (84,549) (397,587)
Decrease in net assets from distributions (201,581) (915,532)
Capital share transactions
*
Shares sold
Investor Class 742,339 1,427,333
I Class 1,022,702 1,796,114
Z Class 1,353,590 1,679,941
Distributions reinvested
Investor Class 39,444 193,051
I Class 69,460 293,207
Z Class 84,549 397,587
Shares redeemed
Investor Class (1,057,901) (2,236,742)
I Class (748,387) (1,349,019)
Z Class (3,157,532) (3,283,496)
Decrease in net assets from capital share
transactions (1,651,736) (1,082,024)

T. ROWE PRICE
Equity
Index 500 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 1,856,354 3,841,725
Beginning of period 37,898,759 34,057,034
End of period $ 39,755,113 $ 37,898,759
*Share information (000s)
Shares sold
Investor Class 4,048 8,817
I Class 5,541 10,971
Z Class 7,341 10,330
Distributions reinvested
Investor Class 222 1,115
I Class 391 1,694
Z Class 477 2,306
Shares redeemed
Investor Class (5,748) (13,786)
I Class (4,100) (8,353)
Z Class (17,234) (20,037)
Decrease in shares outstanding (9,062) (6,943)

T. ROWE PRICE Equity Index 500 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the
Equity Index 500 Fund (Investor Class), the Equity Index 500 Fund–I Class
(I Class) and the Equity Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred,

T. ROWE PRICE Equity Index 500 Fund

are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $875,181,000 of net gain on
$1,089,496,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Equity Index 500 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Equity Index 500 Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Equity Index 500 Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 39,732,762 $ — $ — $ 39,732,762
Short-Term Investments 71,152 — — 71,152
Securities Lending Collateral 59,113 — — 59,113
Total Securities 39,863,027 — — 39,863,027
Futures Contracts* 108 — — 108
Total $ 39,863,135 $ — $ — $ 39,863,135
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 108
*
Total $ 108
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $5,338,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives
$
2,658
Total
$
2,658
Change in Unrealized
Gain (Loss)
Equity derivatives
$
474
Total
$
474

T. ROWE PRICE Equity Index 500 Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Equity Index 500 Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $80,078,000; the aggregate value of collateral was $82,290,000 and consisted of cash collateral and related investments of $59,113,000 and
U.S. government securities of $23,177,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $483,058,000 and
$962,723,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,193,783,000. Net unrealized gain aggregated $30,669,352,000 at period-end, of which $31,221,762,000 related to appreciated investments and $552,410,000 related to depreciated investments.

T. ROWE PRICE Equity Index 500 Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense

T. ROWE PRICE Equity Index 500 Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $8,657,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Equity Index 500 Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $3,500,000 for T. Rowe Price Services, Inc.; and
$1,104,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $626,000 for shareholder servicing costs related to the college savings plans, of which $32,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $— $(1,916) $(4,024)

T. ROWE PRICE Equity Index 500 Fund

presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 21% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price
Group, Inc. Additionally, the fund may invest its cash reserves in certain open-
end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are
offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Equity Index 500 Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Equity Index 500 Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Equity Index 500 Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE Equity Index 500 Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size, and have also benefitted from management fee reductions over the years. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.

T. ROWE PRICE Equity Index 500 Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class with a group of competitor funds selected by Broadridge (Expense Group); and
(ii) actual management fees and total expenses of the fund’s Investor Class with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the total expenses ranked in the second quintile (Expense Group) and third quintile
(Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered

T. ROWE PRICE Equity Index 500 Fund

fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026